HIRE PURCHASE (Tables)	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
SCHEDULE OF MATURITIES OF LOAN	Maturities of the loan for the remaining one year are as follows:
Year ending December 31,
2025	$3,746
2026	15,402
2027	16,075
2028	11,089
Total	$46,312